BASIC AND DILUTED NET LOSS PER SHARE - Additional Information (Details) - Options For Purchase Of Ordinary Shares [Member] - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Warrant [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	39,252,723	16,231,141
Sponsors earnout shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share		2,402,178
Options and RSUs outstanding [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	24,774,147	22,294,103